PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Cost	¥ 164,488	¥ 104,075
Less: Accumulated depreciation	(84,234)	(60,636)
Property and equipment excluding construction in progress	80,254	43,439
Property and equipment, net	80,254	43,439		$ 12,594
Depreciation expense	25,513	12,223	¥ 10,607
Leasehold improvements
Cost	91,908	55,941
Electronic equipment
Cost	36,008	25,857
Furniture, fixtures and equipment
Cost	35,546	21,334
Vehicles
Cost	¥ 1,026	¥ 943